Warrants Liability (Restated) - Schedule of Warrants (Details)	12 Months Ended
Jun. 30, 2024 $ / shares shares
Polar [Member]
Schedule of Warrants [Line Items]
Number of Warrants (in Shares) | shares	350,000
Grant date	Feb. 27, 2024
Expiry Date	May 27, 2025
Exercise Price	$ 10
Fair value at issue date	0
Fair value at 30 June 2024	$ 0
Empery [Member]
Schedule of Warrants [Line Items]
Number of Warrants (in Shares) | shares	1,000,000
Grant date	Feb. 27, 2024
Expiry Date	May 27, 2025
Exercise Price	$ 10
Fair value at issue date	3.599
Fair value at 30 June 2024	$ 3.843
GEM [Member]
Schedule of Warrants [Line Items]
Number of Warrants (in Shares) | shares	1,814,797
Grant date	Feb. 27, 2024
Expiry Date	Feb. 27, 2027
Exercise Price	$ 10.71
Fair value at issue date	5.623
Fair value at 30 June 2024	$ 6.069
Empery One [Member]
Schedule of Warrants [Line Items]
Number of Warrants (in Shares) | shares	1,000,000
Grant date	Jun. 18, 2024
Expiry Date	Jun. 18, 2029
Exercise Price	$ 10.71
Fair value at issue date	0.365
Fair value at 30 June 2024	$ 0.472